LEASES (Details) - USD ($)	Apr. 21, 2022	Sep. 30, 2021
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE (Details)
2022 (remainder)	$ 162,840
2023	325,681
Total	1,624,338
Less: interest	(240,930)
Present value of lease liabilities	1,383,408
Less: Current portion	(257,972)
Lease liability, net of current portion	1,125,436
2024	313,044
2025	309,058
2026	304,241
2022		$ 45,020
2023		3,758
2024		0
Total minimum lease payments		48,778
Amounts representing interest		(1,261)
Lease payment due		$ 47,517
Thereafter	$ 209,474